Cover	Jun. 07, 2022
Document Information Line Items
Entity Registrant Name	Navient Corporation
Entity Central Index Key	0001593538
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 07, 2022
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	46-4054283
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-36228
Entity Address Address Line 1	123 Justison Street
Entity Address City Or Town	Wilmington
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19801
City Area Code	302
Local Phone Number	283-8000
Senior Notes [Member]
Document Information Line Items
Security 12b Title	6% Senior Notes due December 15, 2043
Trading Symbol	JSM
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information Line Items
Security 12b Title	Common stock, par value $.01 per share
Trading Symbol	NAVI
Security Exchange Name	NASDAQ